Financial risk management objectives and policies - Liquidity risk (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Loans and financing
Schedule of maturity of financial liabilities
Financial liabilities	R$ 3,489.9	R$ 4,034.5
Accounts payable
Schedule of maturity of financial liabilities
Financial liabilities	953.5	1,034.3
Derivative financial instruments.
Schedule of maturity of financial liabilities
Financial liabilities	426.9	R$ 231.3
Liquidity risk
Schedule of maturity of financial liabilities
Financial liabilities	4,943.5
Liquidity risk | Loans and financing
Schedule of maturity of financial liabilities
Financial liabilities	3,489.9
Liquidity risk | Accounts payable
Schedule of maturity of financial liabilities
Financial liabilities	953.5
Liquidity risk | Derivative financial instruments.
Schedule of maturity of financial liabilities
Financial liabilities	426.9
Liquidity risk | Provisions
Schedule of maturity of financial liabilities
Financial liabilities	73.2
Liquidity risk | Immediate
Schedule of maturity of financial liabilities
Financial liabilities	753.3
Liquidity risk | Immediate | Loans and financing
Schedule of maturity of financial liabilities
Financial liabilities	102.6
Liquidity risk | Immediate | Accounts payable
Schedule of maturity of financial liabilities
Financial liabilities	629.1
Liquidity risk | Immediate | Derivative financial instruments.
Schedule of maturity of financial liabilities
Financial liabilities	21.6
Liquidity risk | Until 6 months
Schedule of maturity of financial liabilities
Financial liabilities	457.5
Liquidity risk | Until 6 months | Loans and financing
Schedule of maturity of financial liabilities
Financial liabilities	222.0
Liquidity risk | Until 6 months | Accounts payable
Schedule of maturity of financial liabilities
Financial liabilities	235.4
Liquidity risk | Until 6 months | Derivative financial instruments.
Schedule of maturity of financial liabilities
Financial liabilities	0.1
Liquidity risk | 7 to 12 months
Schedule of maturity of financial liabilities
Financial liabilities	359.5
Liquidity risk | 7 to 12 months | Loans and financing
Schedule of maturity of financial liabilities
Financial liabilities	243.7
Liquidity risk | 7 to 12 months | Accounts payable
Schedule of maturity of financial liabilities
Financial liabilities	89.0
Liquidity risk | 7 to 12 months | Derivative financial instruments.
Schedule of maturity of financial liabilities
Financial liabilities	26.8
Liquidity risk | 1 to 5 years
Schedule of maturity of financial liabilities
Financial liabilities	1,781.0
Liquidity risk | 1 to 5 years | Loans and financing
Schedule of maturity of financial liabilities
Financial liabilities	1,329.6
Liquidity risk | 1 to 5 years | Derivative financial instruments.
Schedule of maturity of financial liabilities
Financial liabilities	378.4
Liquidity risk | 1 to 5 years | Provisions
Schedule of maturity of financial liabilities
Financial liabilities	73.0
Liquidity risk | Up to 5 years
Schedule of maturity of financial liabilities
Financial liabilities	1,592.2
Liquidity risk | Up to 5 years | Loans and financing
Schedule of maturity of financial liabilities
Financial liabilities	1,592.0
Liquidity risk | Up to 5 years | Provisions
Schedule of maturity of financial liabilities
Financial liabilities	R$ 0.2